Cover	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	IZEA WORLDWIDE, INC.
Entity Incorporation, State or Country Code	NV
Entity Address, Postal Zip Code	32804
Local Phone Number	674-6911
City Area Code	407
Trading Symbol	IZEA
Entity Central Index Key	0001495231
Amendment Flag	false
Entity Address, Address Line One	1317 Edgewater Dr #1880
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Entity Tax Identification Number	37-1530765
Entity File Number	001-37703
Entity Emerging Growth Company	false